Note 22 - Segmented Information - Long-lived Assets by Geographical Location (Details) - USD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Geograhical long-lived assets	$ 252,081	$ 270,687
UNITED STATES
Geograhical long-lived assets	92,442	114,980
EMEA [Member]
Geograhical long-lived assets	39,769	31,299
CANADA
Geograhical long-lived assets	107,472	111,264
Asia Pacific [Member]
Geograhical long-lived assets	$ 12,398	$ 13,144